Convertible Notes Payable (Details Textual) - USD ($)			1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 07, 2017	Jun. 01, 2017	Apr. 26, 2018	Mar. 31, 2018	Jan. 22, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Convertible Notes Payable (Textual)
Amortization of debt discount charged to interest expense						$ 40,003	$ 417
Principal balance				$ 100,000				$ 100,000	$ 0
Accrued interest				$ 5,833
Debt converted into common stock				136,894
Interest expense related to convertible note						$ 49,003	417	$ 5,092	0
Weighted average interest rate						8.70%		7.00%
Allocated to beneficial conversion feature						$ 260,000
Amortization of debt discount						$ 40,691	$ 1,667	$ 2,917
Esousa [Member] | Securities purchase agreement [Member]
Convertible Notes Payable (Textual)
Conversion ratio					$ 0.27
Issuance date					Jan. 22, 2018
Purchase price					$ 750,000
Term					5 years
Warrants to purchase common shares					293,123
Purchase price per unit					$ 0.27
Interest rate					10.00%
Cash proceeds					$ 260,000
Debt discount					260,000
Value allocated to warrants					186,368
Allocated to beneficial conversion feature					$ 73,632
Convertible promissory note [Member]
Convertible Notes Payable (Textual)
Convertible promissory note	$ 50,000	$ 100,000
Accrued interest rate	7.00%	7.00%
Maturity date		Jun. 01, 2019
Number of common shares price	$ 0.85	$ 0.77
Allocated to beneficial conversion feature		$ 10,000
Senior secured convertible note [Member] | Esousa [Member] | Securities purchase agreement [Member]
Convertible Notes Payable (Textual)
Issuance date					Jan. 22, 2018
Purchase price					$ 750,000
Term					5 years
Warrants to purchase common shares					293,123
Original principal amount					$ 260,000
Purchase price per unit					$ 0.87
Interest rate					10.00%
Cash proceeds					$ 260,000
Debt discount					260,000
Value allocated to warrants					186,368
Allocated to beneficial conversion feature					$ 73,632
Senior secured convertible note [Member] | Esousa [Member] | Termination Agreement [Member]
Convertible Notes Payable (Textual)
Interest expense related to convertible note			$ 3,304
Repayment of convertible debt			270,000
Debt extinguishment expense			229,696
Write-off of remaining debt discount			$ 226,392